10. Business Concentration and Risks (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
One Customer [Member] | Accounts Receivable [Member]
Concentration risk percentage	0.00%	18.00%
One Customer [Member] | Sales Revenue Net [Member]
Concentration risk percentage	65.00%	46.00%
One Vendor [Member] | Accounts Payable [Member]
Concentration risk percentage	0.00%	21.00%
One Vendor [Member] | Purchases [Member]
Concentration risk percentage	65.00%	46.00%